Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK EUROFUND
Prospectus Date	rr_ProspectusDate	Jan. 25, 2018
Document Creation Date	dei_DocumentCreationDate	Jan. 25, 2018